Equity Method Investments and Other Investment - Schedule of Equity Method Investment in Joint Ventures (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Equity Method Investments in Joint Ventures [Abstract]
Balance at beginning	$ 1,324,129	$ 1,311,010
Equity in net losses of affiliates	4,048	5,528	$ (33,780)
Exchange difference	(9,982)	7,591
Balance at ending	$ 1,318,195	$ 1,324,129	$ 1,311,010